SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 30, 2018
Share-based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of share options
Outstanding stock options were as follows:

Stock options issued in Canadian dollars and to be exercised on the TSX:
	Number	Weighted exercise price (CA$)

Stock options outstanding, January 1, 2017	2,532	$31.18
Changes in outstanding stock options:
Exercised	(269)	16.43
Stock options outstanding, December 31, 2017	2,263	32.94
Changes in outstanding stock options:
Exercised	(110)	19.98
Forfeited	(160)	33.58
Stock options outstanding, December 30, 2018	1,993	$33.60

Stock options issued in U.S. dollars and to be exercised on the NYSE:
	Number	Weighted exercise price (US$)

Stock options outstanding, January 1, 2017	—	$—
Changes in outstanding stock options:
Granted	759	29.01
Stock options outstanding, December 31, 2017	759	29.01
Changes in outstanding stock options:
Forfeited	(90)	29.01
Stock options outstanding, December 30, 2018	669	$29.01

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
The following table summarizes the assumptions used in the Black-Scholes option pricing model for the stock option grants for fiscal 2017:

2017

Exercise price	US$29.01
Risk-free interest rate	1.90%
Expected volatility	20.78%
Expected life	4.63 years
Expected dividend yield	1.29%

Disclosure of range of exercise prices of outstanding share options
The following table summarizes information about stock options issued and outstanding and exercisable at December 30, 2018:

	Options issued and outstanding		Options exercisable
Exercise prices	Number	Remaining contractual life (yrs)	Number

CA$15.59	71	1	71
CA$24.22	239	2	239
CA$30.46	254	3	191
CA$33.01	635	5	159
CA$38.01	511	4	256
CA$42.27	283	7	—
	1,993		916
US$29.01	669	6	—
	2,662		916

Disclosure of number and weighted average exercise prices of other equity instruments
Outstanding Treasury RSUs were as follows:

	Number	Weighted average fair value per unit

Treasury RSUs outstanding, January 1, 2017	249	$20.70
Changes in outstanding Treasury RSUs:
Granted for dividends declared	2	29.04
Settled through the issuance of common shares	(149)	14.12
Treasury RSUs outstanding, December 31, 2017	102	30.46
Changes in outstanding Treasury RSUs:
Granted	20	30.10
Granted for dividends declared	2	29.94
Forfeited	(18)	27.93
Treasury RSUs outstanding, December 30, 2018	106	$30.82
Changes in outstanding DSUs were as follows:

	2018	2017

DSUs outstanding, beginning of fiscal year	293	255
Granted	54	35
Granted for dividends declared	4	3
Redeemed	(76)	—
DSUs outstanding, end of fiscal year	275	293
Outstanding non-Treasury RSUs were as follows:

	Number	Weighted average fair value per unit

Non-Treasury RSUs outstanding, January 1, 2017	1,047	$27.18
Changes in outstanding non-Treasury RSUs:
Granted	471	29.38
Granted for performance	88	28.42
Granted for dividends declared	13	29.86
Settled - common shares	(215)	28.34
Settled - payment of withholding taxes	(142)	28.42
Forfeited	(62)	27.66
Non-Treasury RSUs outstanding, December 31, 2017	1,200	27.79
Changes in outstanding non-Treasury RSUs:
Granted	573	29.82
Granted for performance	109	28.46
Granted for dividends declared	24	29.81
Settled - common shares	(226)	28.47
Settled - payment of withholding taxes	(151)	28.47
Forfeited	(155)	27.99
Non-Treasury RSUs outstanding, December 30, 2018	1,374	$28.52

Disclosure of number and weighted average remaining contractual life of outstanding share options
The following table summarizes information about stock options issued and outstanding and exercisable at December 30, 2018:

	Options issued and outstanding		Options exercisable
Exercise prices	Number	Remaining contractual life (yrs)	Number

CA$15.59	71	1	71
CA$24.22	239	2	239
CA$30.46	254	3	191
CA$33.01	635	5	159
CA$38.01	511	4	256
CA$42.27	283	7	—
	1,993		916
US$29.01	669	6	—
	2,662		916